Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,299	$ 1,437
Deferred revenue from lease agreements	341	664
Deferred revenue from ballast bonus payments	5	731
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	852	1,437
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 447	$ 0